SHORT-TERM INVESTMENTS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
SHORT-TERM INVESTMENTS
Short-term investments	¥ 36,586	$ 5,153	¥ 34,316
Convertible bonds
SHORT-TERM INVESTMENTS
Short-term investments	¥ 36,586		¥ 34,316